Related Party Transactions - One S.r.l (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2022	Jun. 30, 2019
One
Related Party Transaction [Line Items]
Equity investment ownership percentage					10.00%	10.00%
Gelesis
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 447		$ 108
Loan from related party	5,664		109
Gelesis | One
Related Party Transaction [Line Items]
Equity investment ownership percentage						10.00%
Gelesis | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses			300
Gelesis | Founder Of One [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses	300
Loan from related party	100
Gelesis | One S.r.l [Member]
Related Party Transaction [Line Items]
Loan from related party	100		3,000
Payments related to acquisition	$ 5,700	€ 5.0	6,100	€ 5.0
Gelesis | One S.r.l [Member] | One
Related Party Transaction [Line Items]
Equity investment ownership percentage	10.00%
Gelesis | One S.r.l [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Payments related to acquisition			3,100
Gelesis | One S.r.l [Member] | Royalty Expense [Member]
Related Party Transaction [Line Items]
Payments related to acquisition	$ 200		$ 100